Supplemental Disclosures of Cash Flow Information	12 Months Ended
Mar. 31, 2013
Supplemental Disclosures of Cash Flow Information

(14) Supplemental Disclosures of Cash Flow Information

	Yen (millions)
	2011	2012	2013
Cash paid (provided), net during the year for:
Interest	¥128,401	¥97,788	¥86,989
Income taxes	174,092	47,217	138,583

During the fiscal year ended March 31, 2011, the Company retired 23,400 thousand shares of its treasury stock at a cost of ¥80,417 million by offsetting unappropriated retained earnings of ¥80,417 million based on the resolution of board of directors.